Risk management (Details 3) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Financial assets measured at fair value in income	R$ 940	R$ 1,404
Income debt instruments	940	1,404
Financial assets measured at fair value in profit or loss for trading	152,373	123,530
Profit or loss debt instruments	97,556	89,871
Profit or loss equity instruments	116	40
Profit or loss derivatives	54,701	33,619
Financial assets not intended for trading Mandatory measured at the fair value of the result	173	209
Fair value of the result debt instruments	173	209
Financial assets measured at fair value in other comprehensive income	74,554	103,367
Comprehensive income debt instruments	74,554	103,367
Financial Assets Measured at Amortized Cost	718,516	679,164
Loans and Other Amounts with Credit institutions	101,830	118,553
Loans and advances to customers	505,323	493,892
Amortized cost debt instruments	111,363	66,719
Amortized cost total	946,555	907,465
Financial Liabilities Measured at Fair Value in income Held for Trading	84,650	51,593
Fair value in income held for trading derivatives	35,270	12,196
Short Positions	49,380	39,397
Financial liabilities at amortized cost	846,665	815,953
Deposits from the Central Bank of Brazil and deposits from credit institutions	123,399	123,044
Customer deposits	518,151	518,965
Bonds and securities	176,783	150,602
Debt Instruments Eligible to Capital	28,332	23,342
Total	931,315	867,546
Ranges 91to 365 Days [Member]
IfrsStatementLineItems [Line Items]
Financial assets measured at fair value in income	128	121
Income debt instruments	128	121
Financial assets measured at fair value in profit or loss for trading	22,998	24,793
Profit or loss debt instruments	18,943	19,038
Profit or loss derivatives	4,055	5,755
Financial assets measured at fair value in other comprehensive income	15,195	4,977
Comprehensive income debt instruments	15,195	4,977
Financial Assets Measured at Amortized Cost	161,223	153,954
Loans and Other Amounts with Credit institutions	1,823	2,197
Loans and advances to customers	133,145	138,836
Amortized cost debt instruments	26,255	12,921
Amortized cost total	199,544	183,845
Financial Liabilities Measured at Fair Value in income Held for Trading	1,414	1,958
Fair value in income held for trading derivatives	1,414	1,958
Short Positions
Financial liabilities at amortized cost	235,321	249,441
Deposits from the Central Bank of Brazil and deposits from credit institutions	66,223	68,882
Customer deposits	112,578	124,584
Bonds and securities	56,520	55,975
Debt Instruments Eligible to Capital
Total	236,735	251,399
One To Fiveyears [Member]
IfrsStatementLineItems [Line Items]
Financial assets measured at fair value in income	812	1,283
Income debt instruments	812	1,283
Financial assets measured at fair value in profit or loss for trading	48,620	52,083
Profit or loss debt instruments	32,994	35,033
Profit or loss equity instruments	80	23
Profit or loss derivatives	15,546	17,027
Financial assets measured at fair value in other comprehensive income	18,318	59,238
Comprehensive income debt instruments	18,318	59,238
Financial Assets Measured at Amortized Cost	262,885	234,133
Loans and Other Amounts with Credit institutions	1,045	3,910
Loans and advances to customers	205,986	193,061
Amortized cost debt instruments	55,854	37,162
Amortized cost total	330,634	346,737
Financial Liabilities Measured at Fair Value in income Held for Trading	4,892	6,497
Fair value in income held for trading derivatives	4,892	6,497
Short Positions
Financial liabilities at amortized cost	280,848	242,650
Deposits from the Central Bank of Brazil and deposits from credit institutions	16,787	21,268
Customer deposits	177,206	160,324
Bonds and securities	86,855	61,058
Debt Instruments Eligible to Capital
Total	285,740	249,147
On demand [member]
IfrsStatementLineItems [Line Items]
Financial assets measured at fair value in profit or loss for trading	10,493	7,700
Profit or loss debt instruments	10,493	7,700
Financial assets measured at fair value in other comprehensive income	2,299	2,183
Comprehensive income debt instruments	2,299	2,183
Financial Assets Measured at Amortized Cost	99,986	113,264
Loans and Other Amounts with Credit institutions	98,671	110,426
Loans and advances to customers	735	2,557
Amortized cost debt instruments	580	281
Amortized cost total	112,778	123,147
Financial Liabilities Measured at Fair Value in income Held for Trading	49,415	39,403
Fair value in income held for trading derivatives	35	6
Short Positions	49,380	39,397
Financial liabilities at amortized cost	170,248	174,985
Deposits from the Central Bank of Brazil and deposits from credit institutions	447	508
Customer deposits	169,801	174,477
Bonds and securities
Debt Instruments Eligible to Capital
Total	219,663	214,388
Range 31to 90 Days [Member]
IfrsStatementLineItems [Line Items]
Financial assets measured at fair value in profit or loss for trading	45,929	6,779
Profit or loss debt instruments	14,090	1,123
Profit or loss equity instruments	36	17
Profit or loss derivatives	31,803	5,639
Financial assets measured at fair value in other comprehensive income	10,161	5,258
Comprehensive income debt instruments	10,161	5,258
Financial Assets Measured at Amortized Cost	104,415	107,139
Loans and Other Amounts with Credit institutions	291	2,020
Loans and advances to customers	102,261	98,218
Amortized cost debt instruments	1,863	6,901
Amortized cost total	160,505	119,176
Financial Liabilities Measured at Fair Value in income Held for Trading	28,051	2,529
Fair value in income held for trading derivatives	28,051	2,529
Short Positions
Financial liabilities at amortized cost	129,579	116,741
Deposits from the Central Bank of Brazil and deposits from credit institutions	39,764	32,060
Customer deposits	58,543	59,547
Bonds and securities	31,272	25,134
Debt Instruments Eligible to Capital
Total	157,630	119,270
Top Of Time Interval [Member]
IfrsStatementLineItems [Line Items]
Financial assets measured at fair value in profit or loss for trading	24,333	32,175
Profit or loss debt instruments	21,036	26,977
Profit or loss derivatives	3,297	5,198
Financial assets not intended for trading Mandatory measured at the fair value of the result	173	209
Fair value of the result debt instruments	173	209
Financial assets measured at fair value in other comprehensive income	28,581	31,711
Comprehensive income debt instruments	28,581	31,711
Financial Assets Measured at Amortized Cost	90,007	70,674
Loans and advances to customers	63,196	61,220
Amortized cost debt instruments	26,811	9,454
Amortized cost total	143,094	134,560
Financial Liabilities Measured at Fair Value in income Held for Trading	878	1,206
Fair value in income held for trading derivatives	878	1,206
Short Positions
Financial liabilities at amortized cost	30,669	32,136
Deposits from the Central Bank of Brazil and deposits from credit institutions	178	326
Customer deposits	23	33
Bonds and securities	2,136	8,435
Debt Instruments Eligible to Capital	28,332	23,342
Total	R$ 31,547	R$ 33,342